THE AAL MUTUAL FUNDS
625 Fourth Avenue South
Minneapolis, Minnesota  55415

March 11, 2004

Securities and Exchange Commission
Branch of Document Control
Room 1004
450 Fifth Street, N.W.
Washington, DC  20549

RE:     THE AAL MUTUAL FUNDS
        1933 Act File No. 333-_____
        1940 Act File No. 811-5075
        Initial Registration Statement on Form N-14

Dear Ladies and Gentlemen:

Enclosed for filing on Form N-14 is the initial Registration Statement under the Securities Act of 1933 of The
AAL Mutual Funds (the "Registrant").

This Registration Statement is filed for the purpose of reorganizing each series of The Lutheran Brotherhood
Family of Funds (each an "LB Fund") into either an existing series or a newly formed series of The AAL Mutual
Funds.

The following LB Funds will be reorganized into corresponding existing series of The AAL Mutual Funds (each an
"Existing AAL Fund").

LB Fund                                                        Corresponding Existing AAL Fund
-------                                                        -------------------------------
Lutheran Brotherhood World Growth Fund                    ->   AAL International Fund
Lutheran Brotherhood Growth Fund                          ->   AAL Aggressive Growth Fund
Lutheran Brotherhood Fund                                 ->   AAL Capital Growth Fund
Lutheran Brotherhood Value Fund                           ->   AAL Equity Income Fund
Lutheran Brotherhood Municipal Bond Fund                  ->   AAL Municipal Bond Fund
Lutheran Brotherhood Money Market Fund                    ->   AAL Money Market Fund

The following LB Funds will be reorganized into newly formed series of The AAL Mutual Funds (each a "New
Thrivent Fund").

LB Fund                                                        Corresponding New Thrivent Fund
-------                                                        -------------------------------
Lutheran Brotherhood Opportunity Growth Fund
                          and                             ->   Thrivent Mid Cap Growth Fund
Lutheran Brotherhood Mid Cap Growth Fund
Lutheran Brotherhood High Yield Fund                      ->   Thrivent High Yield Fund
Lutheran Brotherhood Income Fund                          ->   Thrivent Income Fund
Lutheran Brotherhood Limited Maturity Bond Fund           ->   Thrivent Limited Maturity Bond Fund

Shareholders of the Lutheran Brotherhood World Growth Fund, Lutheran Brotherhood Growth Fund, Lutheran
Brotherhood Fund, Lutheran Brotherhood Value Fund, Lutheran Brotherhood Municipal Bond Fund, and Lutheran
Brotherhood Money Market Fund will be provided with Management's Discussion of Fund Performance with respect to the AAL International Fund, AAL Aggressive Growth Fund, AAL Capital Growth Fund, AAL Equity Income Fund, AAL
Municipal Bond Fund and AAL Money Market Fund from the Semiannual Report to Shareholders dated October 31, 2003 and the Annual Report to Shareholders dated April 30, 2003, which are included in this Registration Statement.

The  shareholders  of The AAL Mutual  Funds  approved a change in  fundamental  policy that  permits the Board of
Trustees of the Registrant to authorize  Thrivent  Investment  Management,  Inc., as its investment  adviser,  to enter into and amend subadvisory  agreements  without  shareholder  approval  ("Manager of Managers Policy") at a shareholder  meeting held on March 9, 2004.  The initial  shareholder of each New Thrivent Fund also approved the
Manager of  Managers  Policy on March 9,  2004.  Subject  to  shareholder  approval  of the  Manager of  Managers
Policy,  the Board of Trustees of the Registrant  approved two new subadvisers for the International  Fund at the
February 2004 board  meeting - Mercator  Asset Management LP and T. Rowe Price  International, Inc. Information on
the new subadvisory arrangements is included in this registration statement.

Finally,  this  registration  statement  includes pro forma  financial  statements  giving effect to the proposed reorganizations.

If you have any questions about this Registration Statement, please contact me at (612) 340-8492 or Brett Agnew at (612) 340-8214.

Sincerely,

/s/ Marlene J. Nogle
Marlene J. Nogle
Senior Counsel and Assistant Secretary